INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED MARCH 18, 2024 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2024 OF:
Invesco Municipal Strategic Income ETF (IMSI)
(the “Fund”)
Michael Camarella and Mark DeMitry no longer serve as Portfolio Managers of the Fund. Accordingly, all information and references related to Mr. Camarella and Mr. DeMitry are hereby removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
IMSI-SUMSTATSAI-SUP 031824